Borrowings	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
BORROWINGS
NOTE 10: BORROWINGS
Borrowings as of December 31, 2014 and 2013 consisted of the following:

Navios Holdings borrowings	December 31,	December 31,
	2014	2013
Commerzbank A.G. ($240,000)	$59,216	$66,086
Loan Facility Credit Agricole ($40,000)	23,702	26,112
Loan Facility Credit Agricole ($23,000)	17,479	18,841
Loan Facility Credit Agricole ($23,000)	17,950	19,350
Loan Facility DVB Bank SE ($72,000)	63,339	36,801
Loan Facility Credit Agricole ($22,500)	20,812	11,250
Loan Facility DVB ($40,000)	35,625	39,125
Alpha Bank ($31,000)	31,000	—
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,269,123	$1,217,565

Navios Logistics borrowings	December 31,	December 31,
	2014	2013
2019 Logistics Senior Notes	$—	$290,000
2022 Logistics Senior Notes	375,000	—
Other long-term loans	459	528
Total Navios Logistics borrowings	$375,459	$290,528

Total	December 31,	December 31,
	2014	2013
Total borrowings	$1,644,582	$1,508,093
Plus: unamortized premium	—	3,156
Less: current portion	(24,186)	(19,261)
Total long-term borrowings	$1,620,396	$1,491,988

Navios Holdings loans
Senior Notes
On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co-Issuers”) completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the “2019 Notes”). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' then-outstanding 9.5% Senior Notes due 2014 and pay related transaction fees and expenses and for general corporate purposes.
The 2019 Notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The 2019 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of December 31, 2014.
Ship Mortgage Notes
In November 2009, the Company and its wholly-owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co-Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875% (the “2017 Notes”). In July 2012, the Mortgage Notes Co-Issuers issued an additional $88,000 of the 2017 Notes at par value. On November 29, 2013, Navios Holdings completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). The net proceeds of the offering of the 2022 Notes have been used: (i) to repay in full the 2017 Notes; and (ii) to repay in full indebtedness of $123,257 relating to six vessels added as collateral under the 2022 Notes. The remainder has been used for general corporate purposes. The effect of this transaction was the recognition of a $37,136 loss in the consolidated statement of comprehensive (loss)/income under “Loss on bond and debt extinguishment”, which comprises a $12,142 loss relating to the accelerated amortization of unamortized deferred finance costs and a $24,994 loss relating to cash payments for transaction fees and expenses in connection with the 2017 Notes extinguishment.
The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co- Issuers”) and are secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time (i) before January 15, 2017, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (ii) on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.

Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2014.
Secured credit facilities
The majority of the Company's senior secured credit facilities include maintenance covenants, including (i) loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations, (ii) minimum liquidity and (iii) total liabilities divided by total assets. As of December 31, 2014, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities outlined below.
HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as certain vessels have been sold.
The interest rate of the loan facility was based on a margin ranging from 115 basis points to 175 basis points depending on the specified security value.
On November 29, 2013, the Company repaid the loan and revolving credit facility in full using a portion of the proceeds of the 2022 Notes issued in November 2013.
Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece's facilities were transferred to Credit Agricole Corporate and Investment Bank.
In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers. The interest rate of the amended facility was based on a margin of 175 basis points. On November 29, 2013, the Company repaid in full the loan using a portion of the proceeds of the 2022 Notes.
In August 2009, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 to partially finance the acquisition costs of two Capesize vessels. The loan bears interest at a rate of LIBOR plus 175 basis points. On November 29, 2013, the Company repaid the loan in full using a portion of the proceeds of the 2022 Notes.
In September 2010, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. As of December 31, 2014, the outstanding amount under the loan facility was repayable in 13 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants. As of December 31, 2014, the outstanding amount under this facility was $23,702.
In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2014, the facility is repayable in 15 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2014, the outstanding amount under this facility was $17,479.
In December 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2014, the outstanding amount under the loan facility was repayable in 15 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2014, the outstanding amount under this facility was $17,950.
On December 20, 2013, Navios Asia entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two equal tranches, in order to finance the acquisition of the N Amalthia, which was delivered in October 2013, and the N Bonanza which was delivered in January 2014. The two tranches bear interest at a rate of LIBOR plus 300 basis points. As of December 31, 2014, Navios Asia had drawn the whole available amount. Each tranche is repayable in ten equal semi-annual installments of $563, with a final balloon payment of $5,625 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2014, the outstanding amount of the loan was $20,812.
DNB Facilities: In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. The loan bears interest at a rate of LIBOR plus 275 basis points. On November 29, 2013, the Company repaid the loan in full using a portion of the proceeds of the 2022 Notes.
Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. As of December 31, 2014, the third tranche of the facility is repayable in 18 quarterly installments of $882, with a final balloon payment of $13,814 on the last payment date; and the fourth tranche of the facility is repayable in 24 quarterly installments of $835, with a final balloon payment of $9,488 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2014, the outstanding amount was $59,216.
DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a handysize vessel; and (ii) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, respectively. On June 27, 2014, Navios Holdings refinanced the existing facility, entering into a new tranche for an amount of $30,000 in order to finance the acquisition of the Navios Gem, which was delivered in June 2014. The new tranche bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2014, Navios Holdings had drawn $26,000, $14,950 and $30,000 under each tranche. As of December 31, 2014, the first tranche is repayable in 21 quarterly installments of $362, with a final balloon payment of $14,412 on the last repayment date, the second tranche is repayable in 22 quarterly installments of $269, with a final balloon payment of $6,344 on the last repayment date and the third tranche is repayable in 22 quarterly installments of $469, with a final balloon payment of $18,750 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2014, the total outstanding amount was $63,339.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bears interest at a rate of LIBOR plus 325 basis points. As of December 31, 2014, Navios Holdings had drawn the entire available amount under the facility. As of December 31, 2014, the facility is repayable in three quarterly installments of $875, followed by 12 quarterly installments of $1,000, with a final balloon payment of $21,000 payable on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2014, the outstanding amount was $35,625.
Alpha Bank A.E.: On November 6, 2014, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of $31,000 in order to finance part of the acquisition of a 2012-built 179,515 dwt Capesize vessel. The loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2014, Navios Holdings had drawn the entire available amount under the facility. As of December 31, 2014, the facility is repayable in 32 quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date and the outstanding amount was $31,000. The loan facility requires compliance with certain financial covenants.
The facilities are secured by first priority mortgages on certain of Navios Holdings' vessels and other collateral.
The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings' vessels; changing the commercial and technical management of certain Navios Holdings' vessels; selling or changing the ownership of certain Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2019 Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.
Navios Logistics loans
2019 Logistics Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together, the “Logistics Co-Issuers”) issued $200,000 in aggregate principal amount of senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing 2019 Logistics Senior Notes”). On March 12, 2013, the Logistics Co-Issuers issued $90,000 in aggregate principal amount of 9.25% Logistics Senior Notes due 2019 (the “Additional 2019 Logistics Senior Notes”, and together with the Existing 2019 Logistics Senior Notes, the “2019 Logistics Senior Notes”) at a premium, with a price of 103.750%.
On May 5, 2014, the Logistics Co-Issuers completed a cash tender offer (the “Tender Offer”) and related solicitation of consents for certain proposed amendments to the indenture governing the 2019 Logistics Senior Notes, for any and all of their outstanding 2019 Logistics Senior Notes. After the purchase by the Logistics Co-Issuers of all of the 2019 Logistics Senior Notes validly tendered and not validly withdrawn prior to the consent payment deadline the Logistics Co-Issuers redeemed for cash all the 2019 Logistics Senior Notes that remained outstanding after the completion of the Tender Offer, plus accrued and unpaid interest to, but not including, the redemption date. The effect of this transaction was the recognition of a $27,281 loss in the consolidated statement of comprehensive loss under “Loss on bond and debt extinguishment”, consisting of a $7,881 loss relating to the accelerated amortization of the unamortized deferred finance costs, a $3,095 gain relating to the accelerated amortization of unamortized Additional 2019 Logistics Senior Notes premium and a $22,495 loss relating to tender premium fees and expenses.
2022 Logistics Senior Notes
On April 22, 2014, the Logistics Co-Issuers completed the sale of $375,000 in aggregate principal amount of senior notes due on May 1, 2022 at a fixed rate of 7.25% (the “2022 Logistics Senior Notes”). The 2022 Logistics Senior Notes are unregistered and fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Horamar do Brasil Navegação Ltda (“Horamar do Brasil”) and Naviera Alto Parana S.A. (“Naviera Alto Parana”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.
The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time (i) before May 1, 2017, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. At any time before May 1, 2017, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Logistics Senior Notes with the net proceeds of an equity offering at 107.250% of the principal amount of the 2022 Logistics Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2022 Logistics Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2014.
Other indebtedness
In connection with the acquisition of Hidronave South American Logistics S.A. (“Hidronave”) on October 29, 2009, Navios Logistics assumed a $817 loan facility that was in 2001 in order to finance the construction of a pushboat (Nazira). As of December 31, 2014, the outstanding loan balance was $459. The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.
During the year ended December 31, 2014, the Company paid $20,761 relating to scheduled repayment installments.
The annual weighted average interest rates of the Company's total borrowings were 7.18%, 7.75% and 7.32% for the year ended December 31, 2014, 2013 and 2012, respectively.
The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2014, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2015	$24,186
2016	24,561
2017	24,561
2018	50,187
2019	386,540
2020 and thereafter	1,134,547
Total	$1,644,582